LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Sep. 30, 2021
LONG-TERM INVESTMENTS
Schedule of long-term investments

	March 31,	September 30,
	2021	2021
	RMB	RMB

Equity investments accounted for using the equity method
Beijing Gangjian Shoubao Cultural Media Center LLP (“Gangjian Shoubao”)	4,500	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	1,167	1,441
	5,667	5,941

Equity investments accounted for using the measurement alternative
Jincheng	282,761	282,761

Total long-term investments	288,428	288,702